ORDINARY SHARES - Summary of ordinary shares (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 04, 2016
ORDINARY SHARES
Ordinary shares, shares authorized				388,594,477
Ordinary shares, par value (in dollars per share)				$ 0.0005
Class A ordinary shares
ORDINARY SHARES
Ordinary shares, shares authorized	307,505,707	307,505,707	307,505,707
Ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005	$ 0.0005
Ordinary shares, shares issued	269,203,783	10,660,389	10,708,762
Ordinary shares, shares outstanding	269,203,783	10,660,389	10,708,762
Class B ordinary shares
ORDINARY SHARES
Ordinary shares, shares authorized	81,088,770	81,088,770	81,088,770
Ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005	$ 0.0005
Ordinary shares, shares issued	81,088,770	81,088,770	81,088,770
Ordinary shares, shares outstanding	81,088,770	81,088,770	81,088,770